Share-based compensation (Details) - Xos, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 27, 2018
Share-based compensation (Details) [Line Items]
Shares issued (in Shares)			3,739,846
Shares available for issuance pursuant to future grants (in Shares)	1,803,165		1,318,550
Stock option plan expire	10 years		10 years
Grant date vest over	4 years		4 years
Grant vest rate	25.00%		25.00%
Stock-based compensation expense	$ 3,000	$ 8,000	$ 15,000	$ 279,000	$ 2,000
Unrecognized share based compensation expense			$ 52,000
Weighted-average period			3 years 10 months 24 days
Aggregate intrinsic value of options exercised			$ 4,000
Aggregate intrinsic value of options outstanding			$ 27,000
Director [Member] | 2018 Stock Plan [Member]
Share-based compensation (Details) [Line Items]
Shares issued (in Shares)						16,390,023